Accrued Expenses and Other Current Liabilities (Details) - Schedule of receipts in advance, accrued expenses and other current liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Receipts In Advance Accrued Expenses And Other Current Liabilities Abstract
Accrued salaries and bonus	$ 46,929	$ 46,051	$ 42,639
Other accrued expenses and other payables	584,402	621,874	728,287
Other tax payables	148,596		114,657
Total	$ 779,927	$ 667,925	$ 885,583